Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Computer equipment	29,592	33,150	5,080
Office building	4,628	4,697	720
Office building related facility, machinery and equipment	2,317	2,442	374
Vehicles	203	204	31
Office equipment	944	971	149
Leasehold improvements	391	386	59
Construction in progress	313	454	70

	38,388	42,304	6,483
Accumulated depreciation and impairment	(20,077)	(24,796)	(3,800)

	18,311	17,508	2,683